Short Term Financing	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Short Term Financing

NOTE 5 – SHORT TERM FINANCING

On May 3, 2016, the Company entered into a Securities Purchase Agreement (“SPA”) with a single accredited investor (“Investor”) under which it issued and sold to Investor a promissory note in the principal amount of $125,000 (the “Note”). The Note had a maturity date of December 31, 2016 and an original issue discount of $20,000. In addition, the Company paid the Investor’s expenses totaling $5,000. Accordingly, the Company received net proceeds from Investor of $100,000, which proceeds were used for investor relation services. This note was repaid as of December 31, 2016.

NOTE 4 – SHORT TERM FINANCING

On May 3, 2016, the Company entered into a Securities Purchase Agreement (“SPA”) with a single accredited investor (“Investor”) under which it issued and sold to Investor a promissory note in the principal amount of $125,000 (the “Note”). The Note has a maturity date of December 31, 2016 and an original issue discount of $20,000. In addition, the Company agreed to pay Investor’s expenses in connection with the SPA and issuance of the Note of $5,000. Accordingly, the Company received net proceeds from Investor of $100,000, which proceeds were used for investor relation services.

So long as the Note is outstanding, upon any issuance of any security with any term more favorable to the holder of such security or with a term in favor of the holder of such security that was not similarly provided to Investor in the Note or the SPA, then the Company will notify Investor of such additional or more favorable term and such term, at Investor’s option, shall become a part of the Note and/or SPA. The types of terms contained in another security that may be more favorable to the holder of such security include, but are not limited to, terms interest rates, and original issue discounts.

Interest shall not accrue on the unpaid principal balance of this Note unless an Event of Default occurs. Upon the occurrence of an Event of Default, the outstanding balance of this Note shall bear interest at the lesser of the rate of fifteen percent (15%) per annum or the maximum rate permitted by applicable law. The Note has a prepayment deadline of November 3, 2016. Events of Default under the Note include failure to pay any amounts when due, including on the prepayment deadline, breach of covenants or representations and warranties or upon voluntary bankruptcy or insolvency proceedings.

At any time following the occurrence of an Event of Default, Investor may, by written notice to the Company, declare all unpaid principal, plus all accrued interest and other amounts due hereunder to be immediately due and payable at an amount equal to 125% of the outstanding principal amount of the Note at the time of the default (“Mandatory Default Amount”); provided, however, that for an Event of Default for failure to pay the Note in full on the Prepayment Deadline, Investor will not accelerate the Note unless the Company fails to pay the Mandatory Default Amount (plus all accrued interest from and after the Event of Default) on the Maturity Date.